UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Funds Management LLC

Address:   20 Dayton Avenue
           Greenwich, CT 06830


Form 13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Tessitore
Title:  Managing Director
Phone:  (203) 552-1908

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Tessitore                 Greenwich, CT                      5/1/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:  $   254,338.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                         SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Aberdeen Emerging Markets             Common Stock   00301T102    2,652   136,906 SH       SOLE                  136,906      0    0
Telecommunications and
Infrastructure Fund Inc
Aberdeen Israel Fund Inc              Common Stock   00301L109    1,655   118,315 SH       SOLE                  118,315      0    0
Aberdeen Latin America Equity Fund    Common Stock   00306K106      252     7,109 SH       SOLE                    7,109      0    0
Inc
Adams Express Co                      Common Stock   006212104   29,231 2,662,190 SH       SOLE                2,662,190      0    0
Alpine Global Premier Properties Fund Common Stock   02083A103    1,259   193,626 SH       SOLE                  193,626      0    0
Asia Pacific Fund Inc/The             Common Stock   044901106      437    41,315 SH       SOLE                   41,315      0    0
Bancroft Fund Ltd                     Common Stock   059695106    2,144   128,480 SH       SOLE                  128,480      0    0
Boulder Growth & Income Fund Inc      Common Stock   101507101    4,663   743,656 SH       SOLE                  743,656      0    0
Boulder Total Return Fund Inc         Common Stock   101541100    6,443   377,878 SH       SOLE                  377,878      0    0
Calamos Strategic Total Return Fund   Common Stock   128125101    5,851   585,141 SH       SOLE                  585,141      0    0
Central Europe and Russia Fund        Common Stock   153436100      200     5,700 SH       SOLE                    5,700      0    0
Inc/The
Central Securities Corp               Common Stock   155123102   15,100   682,662 SH       SOLE                  682,662      0    0
Clough Global Allocation Fund         Common Stock   18913Y103    3,400   243,874 SH       SOLE                  243,874      0    0
Clough Global Equity Fund             Common Stock   18914C100    1,329   101,541 SH       SOLE                  101,541      0    0
Clough Global Opportunities Fund      Common Stock   18914E106    6,874   583,568 SH       SOLE                  583,568      0    0
Denali Fund/The                       Common Stock   24823A102      993    67,095 SH       SOLE                   67,095      0    0
Eaton Vance Enhanced Equity Income    Common Stock   278274105    1,160   104,881 SH       SOLE                  104,881      0    0
Fund
Eaton Vance Risk-Managed Diversified  Common Stock   27829G106    5,021   474,157 SH       SOLE                  474,157      0    0
Equity Income Fund
Eaton Vance Tax-Managed Buy-Write     Common Stock   27828Y108    1,966   151,954 SH       SOLE                  151,954      0    0
Opportunities Fund
Ellsworth Fund Ltd                    Common Stock   289074106    2,524   343,349 SH       SOLE                  343,349      0    0
European Equity Fund Inc/The          Common Stock   298768102    1,967   290,129 SH       SOLE                  290,129      0    0
First Trust Enhanced Equity Income    Common Stock   337318109    2,306   190,862 SH       SOLE                  190,862      0    0
Fund
Gabelli Dividend & Income Trust       Common Stock   36242H104   10,723   654,621 SH       SOLE                  654,621      0    0
Gabelli Healthcare & WellnessRx       Common Stock   36246K103    2,026   243,501 SH       SOLE                  243,501      0    0
Trust/The
Gabelli Multimedia Trust Inc          Common Stock   36239Q109       53     7,343 SH       SOLE                    7,343      0    0
GDL Fund/The                          Common Stock   361570104    2,804   228,525 SH       SOLE                  228,525      0    0
General American Investors Co Inc     Common Stock   368802104   12,861   443,473 SH       SOLE                  443,473      0    0
Guggenheim Enhanced Equitystrategy    Common Stock   40167K100      622    36,170 SH       SOLE                   36,170      0    0
Fund
H&Q Healthcare Investors              Common Stock   404052102    1,814   110,138 SH       SOLE                  110,138      0    0
India Fund Inc/The                    Common Stock   454089103    3,487   156,380 SH       SOLE                  156,380      0    0
iShares FTSE China 25 Index Fund      Common Stock   464287184      125     3,400 SH       SOLE                    3,400      0    0
iShares MSCI Brazil Index Fund        Common Stock   464286400      265     4,100 SH       SOLE                    4,100      0    0
iShares MSCI South Africa Index Fund  Common Stock   464286780      200     2,900 SH       SOLE                    2,900      0    0
iShares MSCI South Korea Index Fund   Common Stock   464286772      268     4,500 SH       SOLE                    4,500      0    0
iShares MSCI Taiwan Index Fund        Common Stock   464286731      283    21,100 SH       SOLE                   21,100      0    0
Japan Smaller Capitalization Fund Inc Common Stock   47109U104    3,625   463,005 SH       SOLE                  463,005      0    0
JF China Region Fund Inc              Common Stock   46614T107    2,018   158,502 SH       SOLE                  158,502      0    0
Korea Equity Fund Inc                 Common Stock   50063B104    2,772   284,569 SH       SOLE                  284,569      0    0
Korea Fund Inc/The                    Common Stock   500634209      256     6,321 SH       SOLE                    6,321      0    0
Latin American Discovery Fund Inc     Common Stock   51828C106      111     6,800 SH       SOLE                    6,800      0    0
Lazard World Dividend & Income Fund   Common Stock   521076109      429    35,133 SH       SOLE                   35,133      0    0
Inc
Liberty All Star Equity Fund          Common Stock   530158104   11,795 2,392,519 SH       SOLE                2,392,519      0    0
Liberty All Star Growth Fund Inc      Common Stock   529900102    2,016   463,543 SH       SOLE                  463,543      0    0
Macquarie Global Infrastructure       Common Stock   55608D101    3,330   180,484 SH       SOLE                  180,484      0    0
Total Return Fund Inc
Madison Strategic Sector Premium Fund Common Stock   558268108    2,260   191,363 SH       SOLE                  191,363      0    0
Madison/Claymore Covered Call &       Common Stock   556582104    2,044   247,099 SH       SOLE                  247,099      0    0
Equity Strategy Fund
Malaysia Fund Inc                     Common Stock   560905101       85     8,242 SH       SOLE                    8,242      0    0


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                         SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Mexico Equity and Income Fund Inc     Common Stock   592834105    1,317   115,508 SH       SOLE                  115,508      0    0
Morgan Stanley Asia Pacific Fund Inc  Common Stock   61744U106    8,494   571,607 SH       SOLE                  571,607      0    0
Morgan Stanley India Investment Fund  Common Stock   61745C105      557    33,621 SH       SOLE                   33,621      0    0
Inc
Neuberger Berman Real Estate          Common Stock   64190A103    1,052   245,772 SH       SOLE                  245,772      0    0
Securities Income Fund Inc
New Germany Fund Inc/The              Common Stock   644465106    7,192   476,915 SH       SOLE                  476,915      0    0
Petroleum & Resources Corp            Common Stock   716549100   13,028   501,287 SH       SOLE                  501,287      0    0
RENN Global Entrepreneurs Fund        Common Stock   759720105       37    19,062 SH       SOLE                   19,062      0    0
RMR Real Estate Income Fund           Common Stock   76970B101    3,839   238,460 SH       SOLE                  238,460      0    0
Royce Micro-Cap Trust Inc             Common Stock   780915104       52     5,575 SH       SOLE                    5,575      0    0
Royce Value Trust Inc                 Common Stock   780910105   14,005 1,008,284 SH       SOLE                1,008,284      0    0
Source Capital Inc                    Common Stock   836144105    1,758    33,195 SH       SOLE                   33,195      0    0
SPDR S&P Emerging Latin America ETF   Common Stock   78463X707       95     1,200 SH       SOLE                    1,200      0    0
Taiwan Fund Inc/The                   Common Stock   874036106    4,794   284,850 SH       SOLE                  284,850      0    0
Templeton Dragon Fund Inc             Common Stock   88018T101      360    12,683 SH       SOLE                   12,683      0    0
Thai Capital Fund Inc/The             Common Stock   882905201      592    51,117 SH       SOLE                   51,117      0    0
Thai Fund Inc/The                     Common Stock   882904105    6,732   422,328 SH       SOLE                  422,328      0    0
Tri-Continental Corp                  Common Stock   895436103   20,733 1,302,328 SH       SOLE                1,302,328      0    0
Zweig Total Return Fund Inc/The       Common Stock   989837109    6,003 1,875,901 SH       SOLE                1,875,901      0    0


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